Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	$ 988	$ 1,594
Other comprehensive income (loss)	(310)	(606)
Balance, end of period	678	988
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	953	1,155
Other comprehensive income (loss)	934	(202)
Balance, end of period	1,887	953
Unrealized gains (losses) on available-for-sale assets
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	266	632
Other comprehensive income (loss)	(1,290)	(366)
Balance, end of period	(1,024)	266
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(7)	(13)
Other comprehensive income (loss)	(11)	6
Balance, end of period	(18)	(7)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(47)	(42)
Other comprehensive income (loss)	(109)	(5)
Balance, end of period	(156)	(47)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(322)	(283)
Other comprehensive income (loss)	168	(39)
Balance, end of period	(154)	(322)
Revaluation of property, plant and equipment
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	145	145
Other comprehensive income (loss)	(2)	0
Balance, end of period	143	145
Participating policyholders
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	2	5
Other comprehensive income (loss)	21	(3)
Balance, end of period	23	2
Non-controlling interests’ equity
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Other comprehensive income (loss)	4	0
Balance, end of period	4	0
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	986	1,589
Other comprehensive income (loss)	(335)	(603)
Balance, end of period	$ 651	$ 986